Stock Options and Warrants - Fair Value of the Warrant Liabilities - Additional Information (Detail) - USD ($) $ in Thousands				3 Months Ended		12 Months Ended
	Oct. 14, 2014	Jun. 16, 2014	Jul. 24, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of warrant liability in excess of proceeds	$ 1,779		$ 1,390			$ 1,780	$ 1,390
Fair Value of Warrant Issued	4,831		4,485	$ 3,355		4,216	4,925
Change in fair value of warrant liability		$ 1,271		$ 679	$ 623	2,405	$ (754)
Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Warrant Issued	2,299		1,725
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Warrant Issued	841		2,645
Series C warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Warrant Issued	1,139
Warrant Exchange Transaction [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Change in fair value of warrant liability						$ 1,894
Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Warrant Issued	$ 552		$ 115